Variable interest entities - Alstead Re Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets:
Fixed maturity investments	$ 1,904.0	$ 1,681.0
Short-term investments	1,378.9	1,085.2
Cash	224.4	136.3
Insurance and reinsurance premiums receivable	(632.9)	(730.1)
Funds held by ceding companies	251.5	293.9
Deferred acquisition costs	140.4	148.2	$ 141.6	$ 120.9
Total assets	6,533.8	6,413.8
Liabilities
Total unpaid loss and LAE reserves	2,777.9	2,331.5	$ 2,016.7	$ 1,898.5
Unearned insurance and reinsurance premiums	624.0	708.0
Other liabilities	175.0	201.3
Total liabilities	4,866.6	4,548.0
VIEs
Assets:
Fixed maturity investments	4.0	3.9
Short-term investments	0.5	0.5
Cash	0.1	0.1
Total investments	4.6	4.5
Insurance and reinsurance premiums receivable	(0.1)	(0.3)
Funds held by ceding companies	0.5	3.4
Deferred acquisition costs	0.1	0.3
Total assets	5.1	7.9
Liabilities
Total unpaid loss and LAE reserves	0.2	0.5
Unearned insurance and reinsurance premiums	0.3	0.6
Other liabilities	0.1	0.1
Total liabilities	$ 0.6	$ 1.2